INVESTMENT PROPERTIES - NARRATIVE (Details)			1 Months Ended										12 Months Ended
	Nov. 24, 2023 USD ($)	Nov. 24, 2023 COP ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 COP ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 COP ($)	May 31, 2024 USD ($)	May 31, 2024 COP ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 COP ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) land	Feb. 23, 2023 USD ($)	Jan. 27, 2022 USD ($)	May 24, 2021 USD ($)	May 21, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Investment property valuation gain													$ 32,347,462	$ 20,151,026	$ 3,525,692
Acquisitions through business combinations, investment property													0	0	0
Disposals, investment property	$ 17,634,208												0	17,634,208	9,273,000
Proceeds from sale of investment properties			$ 4,548,417	$ 16,107,212,777	$ 4,548,417	$ 16,107,212,777	$ 4,548,417	$ 16,107,212,777	$ 4,548,417	$ 16,107,212,777	$ 2,778,063	$ 11,505,151,984	4,548,417	4,378,063	$ 10,074,753
Receivables from the sale of investment properties - short term													3,589,137	4,072,391
Gains on disposals of investment properties														1,165,170
Interest income													701,159	98,989
Number of investments properties | land															2
Gain (loss) on sale of investment properties													0	1,165,170	$ (398,247)
Asset held for sale																			$ 4,000,000
Gain on disposition of asset held for sale													0	1,022,853	0
Investment property
IfrsStatementLineItems [Line Items]
Right-of-use assets													$ 13,309,189
1st Installment Payment
IfrsStatementLineItems [Line Items]
Asset held for sale																		$ 1,200,000	1,200,000
2nd Installment Payment
IfrsStatementLineItems [Line Items]
Asset held for sale																	$ 1,200,000		1,200,000
3rd Installment Payment
IfrsStatementLineItems [Line Items]
Asset held for sale																$ 1,600,000			$ 1,600,000
Level 2 of fair value hierarchy
IfrsStatementLineItems [Line Items]
Proceeds from sale of investment properties														$ 8,219,898
ITAU Corpbanca Colombia, S.A.
IfrsStatementLineItems [Line Items]
Proceeds from sale of investment properties	8,266,536	$ 33,829,392,065
Latam Logistic Propco Bodegas San Joaquin S de R.L. and Latam Logistic Propco Lagunilla I S de R.L
IfrsStatementLineItems [Line Items]
Proceeds from sale of investment properties															8,874,753
Gain (loss) on sale of investment properties															$ (398,247)
Third Party
IfrsStatementLineItems [Line Items]
Proceeds from sale of investment properties	$ 19,512,112	$ 79,850,000,000